STOCKHOLDERS’ DEFICIT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
SCHEDULE OF WARRANTS ACTIVITY

A summary of the Company’s warrant activity during the six months ended June 30, 2023, is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)
Outstanding at December 31, 2022	3,867,500	$0.71	4.11
Granted	34,740,000	0.10	4.75
Exercised	-	-	-
Forfeited-Canceled	-	-	-
Outstanding at June 30, 2023	38,607,500	$0.16	4.42

Exercisable at June 30, 2023	38,607,500

A summary of the Company’s warrant activity during the years ended December 31, 2022 and 2021, is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)

Outstanding at December 31, 2021	3,180,000	$0.69	5.08
Granted	687,500	0.80	4.23
Exercised	-	-	-
Forfeit/Canceled	-	-	-
Outstanding at December 31, 2022	3,867,500	$0.71	4.11

Exercisable at December 31, 2022	3,867,500

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)

Outstanding at December 31, 2020	460,000	$0.38	0.70
Granted	3,180,000	0.69	5.08
Exercised	(160,000)	0.31	0.23
Forfeit/Canceled	(300,000)	0.42	-
Outstanding at December 31, 2021	3,180,000	$0.69	5.08

Exercisable at December 31, 2021	3,180,000

SCHEDULE OF INFORMATION ABOUT STOCK OPTIONS OUTSTANDING AND VESTED

A summary of the Company’s option activity during the six months ended June 30, 2023, is presented below:

		Weighted	Weighted Average Remaining Contract
	Number of Options	Average Exercise Price	Term (Year)
Outstanding at December 31, 2022	6,000,000	$0.34	3.88
Granted	-	-	-
Exercised	-	-	-
Forfeited-Canceled	-	-	-
Outstanding at June 30, 2023	6,000,000	$0.34	3.39

Exercisable at June 30, 2023	5,328,126

The following table summarizes information about stock options outstanding and vested at December 31, 2022:

	Options Outstanding				Options Vested
			Weighted
			Average	Weighted		Weighted	Weighted
	Number	Number	Remaining	Average	Number	Remaining	Average
Exercise	of Options	of Options	Contractual	Exercise	of	Contractual	Exercise
Prices	Outstanding	Exercisable	Life	Price	Options	Life	Price
			(In years)			(In years)

$0.20	2,150,000	671,875	4.92	0.20	671,875	4.92	0.20
$0.33	1,700,000	1,700,000	2.65	0.33	1,700,000	2.65	0.33
$0.43	600,000	600,000	3.99	0.43	600,000	3.99	0.43
$0.50	1,550,000	1,550,000	3.75	0.50	1,550,000	3.75	0.50
	6,000,000	4,521,875	3.88	$0.34	4,521,875	3.88	$0.34

SCHEDULE OF OPTION ACTIVITY

A summary of the Company’s option activity during the years ended December 31, 2022 and 2021, is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)

Outstanding at December 31, 2021	3,850,000	$0.41	4.30
Granted	3,450,000	0.13	5.00
Exercised	(1,300,000)	0.00	5.00
Forfeit/Canceled	-	-	-
Outstanding at December 31, 2022	6,000,000	$0.34	3.88

Exercisable at December 31, 2022	4,521,875

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Year)

Outstanding at December 31, 2020	2,900,000	$0.43	3.35
Granted	3,150,000	0.30	3.43
Exercised	(1,000,000)	0.05	1.00
Forfeit/Canceled	(1,200,000)	0.58	0.50
Outstanding at December 31, 2021	3,850,000	$0.41	4.30

Exercisable at December 31, 2021	1,487,500

SCHEDULE OF ASSUMPTIONS TO VALUE STOCK OPTIONS

The Company measured equity-based compensation using the Black-Scholes option valuation model using the following assumptions:

For Years Ending December 31,
	2022	2021

Expected term	0.50-1.00 years	2.75 years
Strike price	$0.00 – 0.20	$0.43 - 0.50
Expected volatility	148%-275%	159%-162%
Expected dividends	None	None
Risk-free interest rate	0.34% - 0.85%	0.38%-0.87%
Forfeitures	None	None

SCHEDULE OF ASSUMPTIONS TO VALUE WARRANTS

At acquisition date, the Company measures the fair value of the common stock warrant using the Black-Scholes option valuation model using the following assumptions:

	For the Six Months Ending June 30,
	2023	2022

Expected term	5 years	-
Exercise price	$0.10	-
Expected volatility	162%	-
Risk-free interest rate	3.94%	-
Forfeitures	None	-

Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
SCHEDULE OF ASSUMPTIONS TO VALUE WARRANTS

The Company used the following assumptions to value the warrants issued during the years ended December 31, 2022 and 2021:

	December 2022	December 2021
	Warrants	Warrants

Risk free rate	2.34%-2.54%	0.73%
Market price per share	$0.45	$1.06
Life of instrument in years	5 years	5.50 years
Volatility	210%	164.6%
Dividend yield	0%	0%